Operating Leases - Schedule of Future Minimum Lease Payments (Details) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
2018 (9 months)	$ 216,838
2019	854,759
2020	794,101
2021	643,082
2022	641,947
Thereafter	1,651,210
Total	$ 4,801,937
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
2018 (9 months)		$ 182,193
2019		242,924	$ 242,924
2020		202,698	202,698
2021		70,980	70,980
2022		74,923	74,923
Thereafter		88,331	88,331
Total		$ 862,049	$ 922,780